Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Customer deposits	$ 5,387	$ 4,080	$ 2,531
Taxes	2,134	1,490	763
Interest payable	498	349
Special cash distribution units			277
Sales return reserve	2,700	1,815	2,359
Total accrued liabilities	$ 10,719	$ 7,734	$ 5,930